4. Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment
(Dollars in thousands)
	2012	2011

Land	$3,657	3,581
Buildings and improvements	14,815	14,771
Furniture and equipment	17,660	16,874

Total premises and equipment	36,132	35,226

Less accumulated depreciation	20,258	18,330

Total net premises and equipment	$15,874	16,896